FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 9/30/06
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin California Insured Tax-Free Income Fund ...........................   3

Franklin California Intermediate-Term Tax-Free Income Fund .................  15

Franklin California Limited-Term Tax-Free Income Fund ......................  23

Franklin California Tax-Exempt Money Fund ..................................  25

Notes to Statements of Investments .........................................  30

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.2%
  MUNICIPAL BONDS 97.2%
  CALIFORNIA 97.2%
  ABAG Finance Authority for Nonprofit Corps. COP,
      Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 .................      $  2,055,000     $  2,149,386
      Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ..............         3,500,000        3,636,850
      Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ............................         5,000,000        5,148,550
  ABAG Finance Authority for Nonprofit Corps. Revenue,
      Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage
       Insured, 5.375%, 11/15/25 ...............................................................         5,145,000        5,387,844
      Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%,
       4/01/26 .................................................................................         2,750,000        2,901,195
  Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured,
    zero cpn., 8/01/25 .........................................................................         9,045,000        3,502,405
  Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
      5.25% thereafter, 10/01/21 ...............................................................        64,660,000       52,071,345
      5.45% thereafter, 10/01/25 ...............................................................        25,000,000       20,057,500
  Alameda Power and Telecommunication Electric System Revenue COP, Refunding, Series A,
    MBIA Insured, 5.75%, 7/01/30 ...............................................................         3,305,000        3,592,502
  Alhambra City Elementary School District GO,
      Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27 .......         3,035,000        1,175,122
      Series A, FSA Insured, Pre-Refunded, 5.60%, 9/01/24 ......................................         2,065,000        2,207,258
  Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 .............................         5,000,000        5,256,150
  Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
    12/01/22 ...................................................................................         1,080,000        1,131,559
  Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 ...........         4,315,000        4,507,190
  Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ......................         4,000,000        4,397,840
  Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ..........................         1,500,000        1,538,685
  Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..............................         1,000,000        1,073,820
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
    FSA Insured, 5.00%, 9/02/32 ................................................................         3,800,000        3,977,118
  Cabrillo Community College District GO, Series C, AMBAC Insured, Pre-Refunded,
    5.375%, 5/01/26 ............................................................................         5,400,000        5,844,150
  Calexico USD, CFD No. 1 Special Tax, AMBAC Insured, Pre-Refunded, 5.60%, 9/01/17 .............         2,930,000        3,044,709
  California Community College Financing Authority Lease Revenue, Grossmont Palomar and
    Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ............................................         3,030,000        3,185,712
  California Educational Facilities Authority Revenue,
      Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ...................................         4,455,000        4,735,888
      Stanford University, Refunding, Series M, 5.25%, 12/01/26 ................................         6,450,000        6,632,728
      Stanford University, Refunding, Series O, 5.125%, 1/01/31 ................................        24,705,000       25,356,965
      Stanford University, Series N, 5.35%, 6/01/27 ............................................        21,250,000       21,863,700
      Stanford University, Series N, 5.20%, 12/01/27 ...........................................         6,000,000        6,163,140
      Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .............................           245,000          251,686
      University of Southern California, Series C, Pre-Refunded, 5.125%, 10/01/28 ..............         3,845,000        3,947,469
  California Health Facilities Financing Authority Revenue,
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ......................        12,995,000       13,232,938
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 ...................         2,005,000        2,076,218
      Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 .........................        10,000,000       10,125,100
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ..............         3,970,000        4,055,315
      Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 .......         1,130,000        1,193,811
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .........................................        15,400,000       15,761,438


                                         Quarterly Statements of Investments | 3

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .........................................      $  5,000,000      $  5,180,900
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .........................................         4,000,000         4,142,400
     Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ......         3,325,000         3,411,217
     Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ...............................         5,000,000         5,062,500
     Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 .....         3,435,000         3,595,483
     Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ............         2,000,000         2,095,080
     Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19 ..........................         1,585,000         1,647,639
     Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38 ..........................         3,735,000         3,840,738
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/19 .......................           115,000           120,821
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/38 .......................           265,000           278,414
     The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ....................         5,000,000         5,162,700
     True to Life Children's Services, Series A, California Mortgage Insured, 5.625%,
      9/01/25 ..................................................................................         1,250,000         1,309,150
     UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 .........................         9,530,000         9,798,841
  California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10,
    6.30% thereafter, 8/01/31 ..................................................................           240,000           197,717
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
    first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ..........................         8,460,000         9,558,193
  California PCFA, PCR, Southern California Edison Co., Refunding, Series C, MBIA Insured,
    5.55%, 9/01/31 .............................................................................         4,800,000         5,028,768
  California Public School District Financing Authority Lease Revenue, Southern Kern USD,
    Series B, FSA Insured, ETM, 5.90%, 9/01/26 .................................................         1,615,000         1,929,941
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 .......................................           365,000           371,534
     Series Q, MBIA Insured, Pre-Refunded, 5.375%, 12/01/27 ....................................           635,000           646,487
  California State Department of Water Resources Water Revenue,
     Central Valley Project, Refunding, Series AD, FSA Insured, 5.00%, 12/01/26 ................         2,170,000         2,309,401
     Refunding, Series W, FSA Insured, 5.125%, 12/01/29 ........................................         5,000,000         5,216,950
     System, Central Valley Project, Refunding, Series AC, MBIA Insured, 5.00%, 12/01/26 .......         3,575,000         3,793,468
  California State GO,
     5.00%, 10/01/27 ...........................................................................        30,790,000        31,580,071
     FGIC Insured, 5.375%, 6/01/26 .............................................................         1,610,000         1,630,817
     FSA Insured, Pre-Refunded, 5.50%, 9/01/29 .................................................        34,500,000        36,781,830
     MBIA Insured, 6.00%, 8/01/16 ..............................................................           210,000           211,751
     MBIA Insured, 6.00%, 10/01/21 .............................................................            65,000            65,811
     Refunding, 5.125%, 6/01/31 ................................................................        25,000,000        25,836,250
     Refunding, MBIA Insured, 5.00%, 8/01/29 ...................................................        20,250,000        20,938,702
  California State Local Government Finance Authority Revenue, Marin Valley Mobile,
    Senior Series A, FSA Insured, 5.80%, 10/01/20 ..............................................         4,275,000         4,458,184
  California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
    Series A, AMBAC Insured, 5.00%,
     12/01/21 ..................................................................................         4,100,000         4,308,526
     12/01/26 ..................................................................................         5,675,000         5,895,928
  California State University Foundation Revenue, Monterey Bay, MBIA Insured, Pre-Refunded,
    5.35%, 6/01/31 .............................................................................         2,000,000         2,161,240


4 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
    Pre-Refunded, 5.125%, 6/01/33 ..............................................................      $  3,200,000      $  3,427,264
  California State University Revenue, Systemwide, Refunding, Series C, MBIA Insured,
    5.00%, 11/01/28 ............................................................................        23,215,000        24,693,795
  California State University Revenue and Colleges Revenue, Systemwide, Refunding, Series A,
    AMBAC Insured, 5.00%, 11/01/33 .............................................................        22,000,000        22,826,760
  California Statewide CDA,
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .....................................        12,250,000        12,634,772
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ..............................................         9,700,000        10,374,247
     COP, MBIA Insured, 5.00%, 4/01/18 .........................................................         3,000,000         3,085,800
     COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21 ...............................         9,585,000        10,130,195
     COP, Refunding, FSA Insured, 5.50%, 8/15/31 ...............................................         7,000,000         7,437,500
     MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured,
      5.80%, 8/01/33 ...........................................................................         2,785,000         2,964,772
  California Statewide CDA Revenue,
     Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ..................................         7,625,000         7,896,679
     COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ....................         5,000,000         5,161,450
     Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ........................         2,000,000         2,162,980
     Refunding, California Mortgage Insured, 5.00%, 8/01/21 ....................................         2,035,000         2,134,308
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .........................................         9,320,000         9,641,447
     Refunding, Series B, FSA Insured, 5.75%, 10/01/29 .........................................         1,465,000         1,553,764
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ......................................         3,420,000         3,686,279
  Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ................................................         7,150,000         7,466,888
  Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 ................         8,000,000         8,271,200
  Chaffey Community College District GO,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/27 ..........................................           270,000           284,496
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 .......................................         5,480,000         5,951,828
  Charter Oak USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%, 8/01/30 ................         3,115,000         3,313,737
  Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 .................         2,790,000         2,966,300
  Chino Basin Regional Financing Authority Revenue, Municipal Water District,
    Sewer System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 .............................         2,000,000         2,001,820
  Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured,
    5.00%, 8/01/28 .............................................................................         2,685,000         2,836,004
  Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ..........................         3,265,000         3,393,282
  Coachella Valley USD, GO, Election of 2005, Series A, FGIC Insured, 5.00%,
     8/01/27 ...................................................................................         3,650,000         3,868,781
     8/01/28 ...................................................................................         3,850,000         4,074,955
  Compton USD, GO, Election of 2002, Series B, MBIA Insured, Pre-Refunded,
    5.00%, 6/01/29 .............................................................................         2,000,000         2,191,480
  Corona-Norco USD,
     COP, Refunding, FSA Insured, 5.125%, 4/15/25 ..............................................         5,355,000         5,544,299
     COP, Refunding, FSA Insured, 5.125%, 4/15/29 ..............................................         2,540,000         2,622,194
     GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23 .......................         2,320,000         1,102,302
     GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24 .......................         2,620,000         1,185,000
     GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/25 ......................         4,655,000         2,006,724


                                         Quarterly Statements of Investments | 5

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Corona-Norco USD, (continued)
    GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/26 .......................      $  6,080,000      $  2,497,178
    GO, Series B, FSA Insured, zero cpn., 3/01/25 ..............................................         1,400,000           617,106
  Coronado CDA Tax Allocation, Community Development Project, MBIA Insured,
   5.375%, 9/01/26 .............................................................................         2,700,000         2,913,975
  Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ............................         5,070,000         5,258,604
  Culver City USD, GO, MBIA Insured, Pre-Refunded,
    5.125%, 8/01/37 ............................................................................           650,000           675,877
    5.20%, 8/01/38 .............................................................................         3,285,000         3,470,865
  Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ..........................         1,620,000         1,828,364
  East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...................        14,000,000        14,522,620
  El Centro Financing Authority Wastwater Revenue, Series A, FSA Insured, 5.25%,
   10/01/35 ....................................................................................         6,200,000         6,726,752
  El Monte City School District GO, Election of 2004, Series A, FGIC Insured, 5.00%,
   5/01/30 .....................................................................................         4,500,000         4,756,860
  El Monte Water Authority Revenue, Water System Project, AMBAC Insured, Pre-Refunded,
   5.60%, 9/01/34 ..............................................................................         1,800,000         1,972,494
  Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured,
   5.125%, 9/01/30 .............................................................................         3,770,000         3,901,234
  Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .....................................        11,665,000        12,228,070
  Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ..................................................         4,145,000         4,380,063
  Fairfield Suisun USD, GO,
    Election of 2002, MBIA Insured, 5.00%, 8/01/25 .............................................         4,185,000         4,437,607
    MBIA Insured, 5.00%, 8/01/27 ...............................................................        12,000,000        12,651,240
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
   MBIA Insured, 5.00%, 3/01/33 ................................................................         5,000,000         5,201,750
  Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 ...........         2,030,000         2,147,781
  Foothill/Eastern Corridor Agency Toll Road Revenue,
    Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/17 ..........................        20,000,000        12,103,200
    Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/18 ..........................        25,000,000        14,236,250
    Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/19 ..........................         5,970,000         3,200,995
    senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 .............................        66,735,000        68,333,303
a Fortuna PFA Wastewater Revenue, FSA Insured, 5.00%, 10/01/36 .................................        10,125,000        10,686,229
  Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured,
   5.00%, 8/01/29 ..............................................................................         5,280,000         5,593,315
  Fresno USD, GO, Refunding,
    Series B, MBIA Insured, 5.00%, 2/01/21 .....................................................         2,860,000         3,152,950
    Series C, MBIA Insured, 5.90%, 2/01/20 .....................................................         2,065,000         2,464,722
    Series C, MBIA Insured, 5.90%, 8/01/22 .....................................................         3,000,000         3,595,890
  Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
   8/01/23 .....................................................................................         3,030,000         1,444,916
  Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
   5.75%,
    7/01/25 ....................................................................................         1,250,000         1,363,800
    7/01/30 ....................................................................................         1,000,000         1,090,670
  Gilroy USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/30 ...............................         8,650,000         9,155,419
  Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ......................................         2,750,000         2,920,885


6 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured, 5.00%,
    9/01/24 ....................................................................................      $  5,000,000      $  5,277,400
  Grossmont UHSD,
     COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 ............................................         2,250,000         2,389,455
     GO, Capital Appreciation, Election of 2004, FSA Insured, zero cpn., 8/01/24 ...............         5,110,000         2,319,736
  Hartnell Community College District GO, Election of 2002, Series B, FSA Insured,
    5.00%, 6/01/31 .............................................................................         5,000,000         5,304,450
  Hemet USD, COP, Nutrition Center Project, FSA Insured, Pre-Refunded, 5.875%, 4/01/27 .........         1,250,000         1,289,725
  Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
    5.125%, 10/01/32 ...........................................................................        19,815,000        20,952,381
  Huntington Beach City and School District COP, MBIA Insured, 5.25%, 7/01/29 ..................         1,795,000         1,912,878
  Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
     8/01/25 ...................................................................................         3,045,000         3,941,326
     8/01/29 ...................................................................................         3,075,000         4,101,742
  Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured,
    5.00%, 9/01/32 .............................................................................         7,000,000         7,238,210
  Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ................................................         1,600,000         1,721,184
  Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 .................         7,800,000         7,991,256
  Kern County High School District GO, FSA Insured, ETM, 6.625%,
     8/01/14 ...................................................................................         1,535,000         1,853,758
     8/01/15 ...................................................................................         1,400,000         1,717,674
  Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment Projects
    No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ........................................         5,775,000         6,026,386
  Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured, zero cpn.,
     8/01/25 ...................................................................................         5,495,000         2,377,632
     7/01/26 ...................................................................................         5,965,000         2,468,257
  Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 .............         8,800,000         9,065,672
  Lodi Electric Systems Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/15/32 ......         4,000,000         4,217,840
  Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 ...................................................         2,150,000         2,256,060
  Long Beach Bond Finance Authority Lease Revenue,
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ..................         4,000,000         4,229,800
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ..................        11,000,000        11,491,150
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ..................         2,000,000         2,125,360
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .........................         6,780,000         7,064,285
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .........................        10,500,000        10,877,580
  Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
    Projects, Series A, AMBAC Insured,
     5.00%, 8/01/25 ............................................................................         7,015,000         7,305,561
     5.00%, 8/01/31 ............................................................................         3,135,000         3,243,565
     Pre-Refunded, 5.00%, 8/01/25 ..............................................................         6,535,000         7,050,742
     Pre-Refunded, 5.00%, 8/01/31 ..............................................................         8,865,000         9,564,626
  Long Beach University School District GO, Election of 1999, Series C, MBIA Insured,
    5.125%, 8/01/31 ............................................................................        13,870,000        14,398,586
  Los Angeles Community College District GO,
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ......................................         4,000,000         4,271,400
     Series B, FSA Insured, 5.00%, 8/01/27 .....................................................         4,000,000         4,217,080


                                         Quarterly Statements of Investments | 7

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles COP,
      Municipal Improvement Corp., Municipal Improvement Corp. of Los Angeles, Series AW,
       AMBAC Insured, 5.00%, 6/01/27 ...........................................................      $  5,895,000      $  6,173,126
      Real Property Program, MBIA Insured, 5.00%, 2/01/27 ......................................         9,890,000        10,296,973
  Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
      11/01/27 .................................................................................         2,500,000         2,632,700
      11/01/33 .................................................................................         2,500,000         2,638,475
  Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier, Senior Series A,
    MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 .................................................        27,870,000        28,521,043
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
    District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/29 ...............................         6,460,000         6,828,801
  Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ..............           780,000           781,654
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...............        10,000,000        10,507,900
  Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
    5.00%, 7/01/24 .............................................................................        12,000,000        12,396,120
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
    5.85%, 9/01/18 .............................................................................         1,765,000         1,895,663
  Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
      5.85%, 6/01/22 ...........................................................................           665,000           710,193
      5.90%, 6/01/29 ...........................................................................         3,105,000         3,319,928
  Madera PFA Water and Wastewater Revenue, Refunding, MBIA Insured, 5.00%, 3/01/36 .............         2,000,000         2,107,320
  Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 .........         1,200,000         1,260,384
  Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ..................         2,680,000         2,862,883
  Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured,
    5.00%, 9/01/26 .............................................................................        10,000,000        10,590,400
  Metropolitan Water District Southern California Waterworks Revenue, Series C, MBIA Insured,
    Pre-Refunded, 5.00%, 7/01/27 ...............................................................         2,500,000         2,509,500
  Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ....................         1,025,000         1,103,044
  Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
      7/01/26 ..................................................................................         5,000,000         5,195,650
      7/01/31 ..................................................................................         8,285,000         8,565,861
  Modesto Wastewater Treatment Facility Revenue, MBIA Insured, Pre-Refunded,
    5.75%, 11/01/22 ............................................................................        14,375,000        14,871,512
a Monrovia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ....................         2,515,000         2,660,920
  Montebello Community RDA Tax Allocation,
      Housing, Series A, FSA Insured, 5.45%, 9/01/19 ...........................................         1,100,000         1,140,095
      Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ..........         2,460,000         2,481,427
  Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
    11/01/26 ...................................................................................         8,715,000         9,426,144
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 ...............         4,000,000         4,235,920
  Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25 ..............................         3,840,000         4,154,765
  Mount Diablo USD, GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 .........................         6,025,000         6,344,807
  Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .......................................         2,380,000         2,494,716
  Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .................................................         2,535,000         2,669,406
  Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured,
    5.50%, 1/01/17 .............................................................................         4,600,000         4,714,218


8 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Nevada Joint UHSD, GO,
     Election of 2002, Series B, FSA Insured, 5.00%, 8/01/30 ...................................      $  5,125,000      $  5,424,454
     Series A, FSA Insured, 5.00%, 8/01/26 .....................................................         1,295,000         1,357,510
  Newark USD, GO, Capital Appreciation,
     Series B, FGIC Insured, zero cpn., 8/01/24 ................................................         9,905,000         3,685,056
     Series C, FSA Insured, zero cpn., 8/01/22 .................................................         2,165,000           972,648
     Series C, FSA Insured, zero cpn., 8/01/23 .................................................         2,465,000         1,038,283
     Series C, FSA Insured, zero cpn., 8/01/24 .................................................         2,560,000         1,016,422
     Series C, FSA Insured, zero cpn., 8/01/25 .................................................         2,705,000         1,012,346
  Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
    5.625%, 3/01/30 ............................................................................         1,000,000         1,080,070
  Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded,
    7.50%, 7/01/23 .............................................................................         3,200,000         4,324,896
  Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
    6.00%, 1/01/29 .............................................................................        10,000,000        10,762,400
  Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 .................................................         2,500,000         2,659,725
  Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 .........................         8,000,000         8,332,480
  Orinda COP, City Offices, AMBAC Insured, 5.00%, 7/01/30 ......................................         2,155,000         2,255,811
  Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
    Series A, MBIA Insured, 5.00%, 11/01/25 ....................................................         2,295,000         2,397,724
  Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .....................................         1,130,000         1,157,312
  Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
    5.00%, 6/01/28 .............................................................................         4,000,000         4,348,480
  Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 .......................         1,000,000         1,056,560
  Patterson Joint USD, GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn., 8/01/22 ................................................         1,900,000           951,235
     Series A, FGIC Insured, zero cpn., 8/01/24 ................................................         2,075,000           941,967
     Series A, FGIC Insured, zero cpn., 8/01/25 ................................................         2,170,000           938,937
     Series A, FGIC Insured, zero cpn., 8/01/26 ................................................         2,265,000           933,746
     Series C, FGIC Insured, zero cpn., 8/01/23 ................................................         1,985,000           946,587
  Peralta Community College District GO, Election of 2000, Series B, MBIA Insured,
    5.25%, 8/01/32 .............................................................................         8,450,000         8,984,547
  Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 ...................         4,000,000         4,275,800
  Placer County COP, Administrative and Emergency Services, MBIA Insured,
    5.65%, 6/01/24 .............................................................................         4,000,000         4,136,960
  Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured,
    5.00%, 6/01/33 .............................................................................         3,280,000         3,430,454
  Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%,
     10/01/30 ..................................................................................         5,190,000         5,438,809
     10/01/35 ..................................................................................         6,635,000         6,902,988
  Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured,
    5.25%, 10/01/23 ............................................................................         3,000,000         3,109,590
  Poway RDA Tax Allocation,
     Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ..............................         9,195,000         9,571,811
     Refunding, MBIA Insured, 5.75%, 6/15/33 ...................................................        11,475,000        12,596,681


                                         Quarterly Statements of Investments | 9

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
     Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ...........................................      $  2,000,000      $  2,041,960
     Refunding, FSA Insured, 5.25%, 9/01/20 ....................................................         2,500,000         2,637,525
  Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A,
    MBIA Insured,
     5.75%, 3/01/19 ............................................................................         3,090,000         3,149,884
     5.25%, 3/01/26 ............................................................................            75,000            76,303
  Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ................................         3,000,000         3,140,670
  Rescue USD, GO, Election of 1998, MBIA Insured, 5.00%, 9/01/30 ...............................         7,015,000         7,428,254
  Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured,
    5.85%, 11/01/30 ............................................................................         3,975,000         4,403,823
  Riverside County COP, Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%,
    11/01/27 ...................................................................................         3,000,000         3,133,230
  Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured,
    5.00%, 9/01/25 .............................................................................         3,100,000         3,288,883
  Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 .........................         5,685,000         6,107,850
  Sacramento Area Flood Control Agency Special Assessment,
     Capital AD No. 2, FGIC Insured, Pre-Refunded, 5.80%, 11/01/16 .............................         1,000,000         1,021,760
     Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ..................................         1,475,000         1,507,096
     Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ..................................         2,690,000         2,748,723
  Sacramento City Financing Authority Revenue,
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 .............................         8,395,000         8,788,138
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 .............................        21,500,000        22,367,310
     City Hall and Redevelopment Projects, Series A, FSA Insured, 5.00%, 12/01/28 ..............        10,000,000        10,484,900
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
    County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ................................        10,000,000        10,519,000
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, FSA Insured,
    5.75%, 9/01/30 .............................................................................         3,435,000         3,751,501
  Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ...........................         1,645,000         1,646,431
  Salinas UHSD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/31 ...................         5,000,000         5,286,150
  San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured, 5.00%, 8/01/28 .........        14,170,000        15,067,811
  San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
    5.25%, 10/01/25 ............................................................................         7,000,000         7,252,210
  San Bernardino County SFMR, Captial Appreciation, Series A, GNMA Insured, ETM, zero cpn.,
    5/01/22 ....................................................................................        28,405,000        12,505,017
  San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA Insured,
    5.75%, 6/01/14 .............................................................................         2,250,000         2,281,140
  San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 ...................         2,110,000         2,271,921
  San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
    5.25%, 5/15/27 .............................................................................         2,950,000         3,009,855
  San Francisco BART District Sales Tax Revenue,
     5.00%, 7/01/28 ............................................................................         2,795,000         2,874,630
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 ................................................         6,500,000         6,909,825
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ................................................        12,000,000        12,756,600


10 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Francisco City and County Airports Commission International Airport Revenue, Refunding,
    Second Series 28A, MBIA Insured, 5.125%,
     5/01/24 ...................................................................................      $  9,745,000      $ 10,203,405
     5/01/27 ...................................................................................        16,575,000        17,262,531
  San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
    Series A, FSA Insured, 5.00%, 11/01/31 .....................................................         3,885,000         4,040,011
  San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ..........         6,000,000         6,283,980
  San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue,
    MBIA Insured, 5.00%, 9/01/31 ...............................................................        13,415,000        13,885,732
  San Gabriel USD, GO, Capital Appreciation, Series A, FSA Insured, zero cpn.,
     8/01/26 ...................................................................................         3,530,000         1,455,243
     2/01/27 ...................................................................................         1,850,000           742,849
  San Joaquin Delta Community College District GO, Election of 2004, Series A, FSA Insured,
     5.00%, 8/01/29 ............................................................................           520,000           551,169
     Pre-Refunded, 5.00%, 8/01/29 ..............................................................         4,530,000         5,005,650
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 ...............        13,155,000         5,556,804
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ........................................        18,075,000        18,526,694
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .........................................        11,860,000        12,148,791
     senior lien, MBIA Insured, 5.00%, 1/01/33 .................................................        10,035,000        10,061,894
  San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
    5.00%, 6/01/27 .............................................................................        10,000,000        10,383,300
  San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 .............         3,500,000         3,660,965
  San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 ...................         5,115,000         5,370,801
  San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 .........         5,000,000         5,405,850
  San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
    MBIA Insured, Pre-Refunded,
     5.75%, 10/01/29 ...........................................................................         5,340,000         5,889,593
     5.80%, 10/01/30 ...........................................................................         7,800,000         8,564,946
  San Marino USD, GO, Series A, MBIA Insured, zero cpn., 7/01/25 ...............................         6,080,000         2,640,544
  San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 ...........         5,790,000         6,251,637
  Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, zero cpn.,
    4/01/24 ....................................................................................        14,245,000         6,506,974
  Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ....................................         5,555,000         5,805,586
  Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 11/15/22 ............................................................................         3,950,000         4,086,512
  Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 ..........         1,495,000         1,510,847
  Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured,
    5.00%, 7/01/33 .............................................................................        11,050,000        11,524,487
  Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .......................         4,000,000         4,202,160
  Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
    AMBAC Insured, 6.00%, 7/02/15 ..............................................................         2,000,000         2,250,620
  Sequoia UHSD, GO, Refunding, FSA Insured, 5.00%, 7/01/28 .....................................         3,060,000         3,266,489
  Shasta Tehama Trinity Joint Community College District GO, Election of 2002, Series B,
    FSA Insured, 5.00%, 8/01/30 ................................................................         9,070,000         9,648,666
  Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ..............         3,455,000         3,735,650


                                        Quarterly Statements of Investments | 11

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ............................................      $  2,400,000     $  2,427,720
  South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 .......................................         3,155,000        3,318,902
  South San Francisco COP, 5.00%, 4/01/29 .......................................................         2,000,000        2,044,540
  Southern California Public Power Authority Power Project Revenue, Series A, AMBAC Insured,
    5.00%, 7/01/33 ..............................................................................        29,000,000       30,261,500
  Southern Kern USD, COP, Capital Appreciation Building Program, Series B, FSA Insured,
    5.625%, 9/01/26 .............................................................................         2,250,000        2,343,218
  Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 .................         3,005,000        3,140,525
  Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA Insured,
    zero cpn.,
     8/01/28 ....................................................................................         2,340,000          856,229
     8/01/29 ....................................................................................         2,440,000          846,924
     8/01/30 ....................................................................................         2,550,000          841,092
     8/01/31 ....................................................................................         2,660,000          833,405
  Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 .........................         2,000,000        2,140,400
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B,
    FSA Insured, 5.90%, 7/01/12 .................................................................         2,195,000        2,276,874
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.00%, 9/01/23 ..............................................................................         6,500,000        6,774,105
  Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 .................................................         3,000,000        3,282,930
  Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 .........         4,340,000        4,649,312
  Travis USD, COP, FGIC Insured, 5.00%, 9/01/36 .................................................         8,230,000        8,655,902
  Tri-City Hospital District Revenue,
     MBIA Insured, 6.00%, 2/01/22 ...............................................................         2,350,000        2,352,139
     Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .........................................         2,750,000        2,796,365
  Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/30 .............         1,990,000        2,130,275
  Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus Foundation,
    MBIA Insured, 5.875%, 6/01/22 ...............................................................         1,920,000        1,965,408
  Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 .......................................         6,855,000        7,285,631
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
    5.75%, 10/01/32 .............................................................................        14,100,000       15,124,929
  Union Elementary School District GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn., 9/01/24 .................................................         2,000,000          904,580
     Series B, FGIC Insured, zero cpn., 9/01/25 .................................................         5,500,000        2,370,995
     Series B, FGIC Insured, zero cpn., 9/01/26 .................................................         5,850,000        2,402,712
  University of California Revenues, Multi Purpose Projects,
     Series H, FGIC Insured, Pre-Refunded, 5.50%, 9/01/28 .......................................         2,500,000        2,571,400
     Series K, 5.00%, 9/01/23 ...................................................................         3,160,000        3,253,157
     Series M, FGIC Insured, 5.125%, 9/01/30 ....................................................         8,720,000        9,088,682
  Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
    5.00%, 9/01/31 ..............................................................................         5,095,000        5,235,214
  Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%, 8/01/30 .............................        12,670,000       13,362,415
  Vista USD, GO,
     Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ............................         7,150,000        2,947,588
     Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27 ............................         4,795,000        1,925,384
     Series A, FSA Insured, 5.25%, 8/01/25 ......................................................         5,000,000        5,364,600


12 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Washington Township Health Care District Revenue,
      5.00%, 7/01/18 ..........................................................................      $   2,000,000    $    2,056,660
      5.125%, 7/01/23 .........................................................................            450,000           462,537
  Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured,
   5.375%, 8/01/25 ............................................................................          2,045,000         2,203,651
  West Basin Municipal Water District Revenue COP,
      1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 ........................          3,370,000         3,459,136
      Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 .......................................          2,500,000         2,637,200
      Refunding, Series A, MBIA Insured, 5.00%, 8/01/30 .......................................          5,745,000         6,014,958
  Western Placer USD Financing Corp. COP, 5.55%, 11/01/30 .....................................          6,930,000         6,939,425
  Westlands Water District Revenue COP,
      MBIA Insured, 5.00%, 9/01/29 ............................................................         11,775,000        12,276,968
      Series A, MBIA Insured, 5.00%, 9/01/35 ..................................................          1,460,000         1,526,182
  Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
   5.00%, 3/01/32 .............................................................................          6,340,000         6,631,894
  Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA Insured, 5.00%,
      3/01/33 .................................................................................          3,870,000         4,048,175
      3/01/35 .................................................................................          2,590,000         2,707,405
  Woodside Elementary School District GO, Election of 2005, MBIA Insured, 5.00%, 10/01/29 .....          4,435,000         4,729,528
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,799,737,732) ...........................................                        1,936,929,169
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 2.7%
  MUNICIPAL BONDS 2.7%
  CALIFORNIA 2.7%
b California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
   Series B, AMBAC Insured, Daily VRDN and Put, 3.60%, 4/01/42 ................................          4,910,000         4,910,000
b California State Department of Water Resources Power Supply Revenue,
    Refunding, Sub Series F-5, Weekly VRDN and Put, 3.66%, 5/01/22 ............................          2,500,000         2,500,000
    Series B-4, Daily VRDN and Put, 3.60%, 5/01/22 ............................................         11,675,000        11,675,000
    Series B-5, Daily VRDN and Put, 3.65%, 5/01/22 ............................................          3,800,000         3,800,000
    Series C-7, FSA Insured, Weekly VRDN and Put, 3.59%, 5/01/22 ..............................          1,600,000         1,600,000
b California State Economic Recovery Revenue, Series C-6, Daily VRDN and Put,
   3.60%, 7/01/23 .............................................................................         18,740,000        18,740,000
b California State GO,
    Kindergarten-University, Series A-4, Daily VRDN and Put, 3.61%, 5/01/34 ...................          2,925,000         2,925,000
    Kindergarten-University, Series B-3, Daily VRDN and Put, 3.65%, 5/01/34 ...................            600,000           600,000
    Series A-3, Daily VRDN and Put, 3.65%, 5/01/33 ............................................          1,400,000         1,400,000
b Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series D,
   AMBAC Insured, Weekly VRDN and Put, 3.59%, 8/15/21 .........................................            550,000           550,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
   Daily VRDN and Put, 3.65%, 7/01/35 .........................................................            300,000           300,000
b Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-3,
   Daily VRDN and Put, 3.65%, 7/01/35 .........................................................          4,900,000         4,900,000
                                                                                                                      --------------
TOTAL SHORT TERM INVESTMENTS (COST $53,900,000) ...............................................                           53,900,000
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 13

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $1,853,637,732) 99.9% ...............................................                     $1,990,829,169
  OTHER ASSETS, LESS LIABILITIES 0.1% .........................................................                          2,239,227
                                                                                                                    --------------
  NET ASSETS 100.0% ...........................................................................                     $1,993,068,396
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 29.

a     Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  CALIFORNIA 96.8%
  ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza,
    California Mortgage Insured, 5.125%, 5/15/15 ...............................................      $  3,000,000      $  3,109,380
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
      5.125%, 3/01/18 ..........................................................................         2,695,000         2,799,997
      5.25%, 3/01/19 ...........................................................................         2,315,000         2,417,323
  ABAG Revenue, Refunding, Series A-E,
      5.05%, 9/15/07 ...........................................................................           610,000           616,448
      5.40%, 9/15/14 ...........................................................................         2,455,000         2,512,349
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
    FSA Insured, 5.00%, 10/01/10 ...............................................................         3,035,000         3,183,897
  Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
    Series A, AMBAC Insured, zero cpn., 10/01/17 ...............................................        10,000,000         6,366,800
  Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
    4.375%, 8/01/14 ............................................................................         1,330,000         1,372,839
  Antelope Valley UHSD, GO, Series A, MBIA Insured,
      4.50%, 8/01/13 ...........................................................................         1,230,000         1,297,170
      4.625%, 8/01/14 ..........................................................................         1,250,000         1,323,763
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B, 5.40%, 9/02/07 ........         1,080,000         1,086,998
  Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects,
    FGIC Insured, 5.00%, 11/01/21 ..............................................................         1,080,000         1,162,307
  Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F,
    5.00%, 4/01/21 .............................................................................        10,000,000        10,766,900
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
    FSA Insured, 4.00%, 9/02/17 ................................................................         1,485,000         1,496,999
  Burbank Electric Revenue, MBIA Insured, 4.00%,
      6/01/11 ..................................................................................         1,000,000         1,023,880
      6/01/12 ..................................................................................         1,000,000         1,025,940
  Burbank USD, GO,
      Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/15 .......         4,600,000         3,248,750
      Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/16 .......         4,670,000         3,143,377
      Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 .................................         2,500,000         2,566,575
  Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .......................         5,045,000         5,049,490
  California Educational Facilities Authority Revenue,
      Pooled College and University Projects, Series B, Pre-Refunded, 6.125%, 4/01/13 ..........         1,000,000         1,032,490
      Stanford University, Refunding, Series R, 4.00%, 11/01/11 ................................         1,000,000         1,027,260
  California Health Facilities Financing Authority Revenue,
      The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 .........................         1,350,000         1,403,825
      The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 ..........................         1,200,000         1,255,020
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 ........................................         5,000,000         5,216,500
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 ........................................         2,000,000         2,085,420
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ........................................         3,850,000         4,009,929
      Paradise Valley Estates, Refunding, California Mortgage Insured, 3.875%, 1/01/09 .........         1,555,000         1,544,224
      Paradise Valley Estates, Refunding, California Mortgage Insured, 4.125%, 1/01/10 .........         1,000,000         1,011,910
      Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/11 ..........         1,480,000         1,549,471
      Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12 .........         1,000,000         1,027,520
      Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13 ..........         1,815,000         1,935,952
      Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14 ..........         1,635,000         1,739,280
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ........................         3,750,000         3,830,587


                                        Quarterly Statements of Investments | 15

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California HFA, SFM Purchase Revenue, Class III, Series A-1, MBIA Insured, 5.70%,
    8/01/11 ......................................................................................     $    345,000     $    351,134
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series S, 5.00%, 12/01/19 ........................................................        1,915,000        1,962,779
     Series S, Pre-Refunded, 5.00%, 12/01/19 .....................................................        2,085,000        2,143,255
  California State Department of Water Resources Power Supply Revenue, Series A,
     5.50%, 5/01/12 ..............................................................................        2,000,000        2,179,800
     Pre-Refunded, 5.125%, 5/01/18 ...............................................................        2,500,000        2,726,000
  California State Department of Water Resources Water Revenue, Central Valley Project, Refunding,
    Series Z, FGIC Insured, 3.50%, 12/01/12 ......................................................        5,000,000        4,997,100
  California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 ...........................       10,670,000       11,565,853
  California State GO,
     5.25%, 6/01/16 ..............................................................................          630,000          637,875
     Pre-Refunded, 5.00%, 11/01/12 ...............................................................        1,335,000        1,429,905
     Refunding, 4.00%, 2/01/10 ...................................................................        6,900,000        6,996,324
     Refunding, 5.00%, 11/01/12 ..................................................................          665,000          706,230
     Refunding, 5.25%, 2/01/14 ...................................................................        4,000,000        4,370,720
     Refunding, MBIA Insured, 5.00%, 2/01/18 .....................................................        1,175,000        1,207,712
     Veterans, Refunding, Series B, 5.00%, 12/01/12 ..............................................        2,000,000        2,002,640
     Veterans, Refunding, Series B, 5.25%, 12/01/15 ..............................................        2,310,000        2,388,401
     Veterans, Refunding, Series B, 5.375%, 12/01/16 .............................................          605,000          606,119
  California State Public Works Board Lease Revenue,
     Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ......................        1,325,000        1,358,205
   a University of California Research Project, Series E, 5.00%, 10/01/23 ........................        3,910,000        4,199,418
   a University of California Research Project, Series E, 5.00%, 10/01/24 ........................        2,310,000        2,475,119
     Various California Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ..........        1,555,000        1,587,873
  California Statewide CDA, COP,
     California Lutheran Homes, ETM, 5.375%, 11/15/06 ............................................        1,000,000        1,002,160
     Kaiser Permanente, ETM, 5.30%, 12/01/15 .....................................................        2,000,000        2,139,020
     St. Joseph Health System, Refunding, 5.00%, 7/01/12 .........................................        2,180,000        2,243,351
     St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ...................................        1,005,000        1,045,260
  California Statewide CDA Revenue,
     Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13 ............................        1,000,000        1,068,900
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 ..........        3,000,000        3,178,290
     Kaiser Permanente, Mandatory Put 5/01/11, Series I, 3.45%, 4/01/35 ..........................        5,000,000        4,904,400
     Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29 .........................       10,000,000        9,984,500
     Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .............................        1,100,000        1,125,091
     Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .............................        1,145,000        1,179,510
     Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17 ...................................          460,000          461,224
     Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18 ...................................          480,000          487,978
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
    5.00%, 9/02/24 ...............................................................................        1,000,000        1,015,050
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
    Central California,
     5.125%, 2/01/13 .............................................................................        1,375,000        1,415,865
     5.25%, 2/01/14 ..............................................................................        1,435,000        1,484,680
     5.75%, 2/01/16 ..............................................................................        1,585,000        1,666,738


16 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
    Refunding, MBIA Insured, 5.00%, 7/01/17 ......................................................    $  2,000,000      $  2,066,580
  Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
    3.00%, 11/01/11 ..............................................................................       2,585,000         2,502,254
  Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 ...........................       1,860,000         1,953,130
  Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 ...................       4,105,000         4,198,676
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
    8/01/17 ......................................................................................       5,235,000         3,355,897
  Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ......................................       1,000,000         1,006,770
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
     5.00%, 9/01/08 ..............................................................................       2,965,000         3,026,494
     5.50%, 9/01/15 ..............................................................................       1,180,000         1,222,232
  Conejo Valley USD, GO, Election of 1998,
     Series C, FSA Insured, zero cpn., 8/01/17 ...................................................       2,500,000         1,611,150
     Series D, FGIC Insured, 4.50%, 8/01/18 ......................................................       3,850,000         4,001,690
     Series D, FGIC Insured, 4.50%, 8/01/19 ......................................................       4,000,000         4,124,880
  Contra Costa Community College District GO, Election of 2002, FGIC Insured,
    4.75%, 8/01/18 ...............................................................................       2,450,000         2,556,158
  Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ............................       2,235,000         2,276,280
  Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding,
    5.125%, 10/01/16 .............................................................................       3,435,000         3,519,707
  Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 ..........         880,000           937,402
  Fairfield Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured,
    5.00%, 5/01/12 ...............................................................................         600,000           636,528
  Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured,
    5.00%, 10/01/17 ..............................................................................       1,275,000         1,364,492
  Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured,
    5.00%, 1/15/16 ...............................................................................       1,000,000         1,054,980
  Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded,
    4.25%, 9/01/13 ...............................................................................       1,310,000         1,362,701
  Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21 .......................       1,355,000         1,457,980
  Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
    Project, 5.00%, 4/01/12 ......................................................................       2,390,000         2,456,896
  Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding,
    5.40%, 9/01/12 ...............................................................................       1,955,000         2,028,215
  Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project,
    Refunding, AMBAC Insured, 4.25%, 10/01/13 ....................................................       2,025,000         2,106,992
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
    5.00%, 6/01/12 ...............................................................................       1,500,000         1,607,355
  Hi-Desert Memorial Health Care District Revenue, Refunding,
     5.10%, 10/01/06 .............................................................................         615,000           615,000
     5.125%, 10/01/07 ............................................................................         650,000           651,710
  Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Refunding, Series B,
    AMBAC Insured,
     4.125%, 8/01/14 .............................................................................       2,140,000         2,202,146
     4.25%, 8/01/15 ..............................................................................       2,080,000         2,148,349


                                        Quarterly Statements of Investments | 17

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
    Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ..........................................     $  1,000,000     $  1,058,420
  Irvine 1915 Act GO, AD No. 03-19, Group 2, Refunding,
     4.875%, 9/02/16 .............................................................................        1,000,000        1,017,360
     5.00%, 9/02/18 ..............................................................................        1,000,000        1,022,240
     5.125%, 9/02/19 .............................................................................        1,000,000        1,026,440
  Irvine 1915 Act Special Assessment, AD No. 00-18,
     Group 2, 4.375%, 9/02/10 ....................................................................          885,000          893,363
     Group 2, 4.70%, 9/02/12 .....................................................................        1,475,000        1,515,533
     Group 2, 4.80%, 9/02/13 .....................................................................        1,175,000        1,210,285
     Group 2, 5.125%, 9/02/17 ....................................................................        1,705,000        1,755,246
     Group 3, 4.75%, 9/02/15 .....................................................................        1,000,000        1,015,260
     Group 3, 5.00%, 9/02/17 .....................................................................        1,000,000        1,026,990
  Irvine USD Financing Authority Special Tax, Series A,
     4.70%, 9/01/15 ..............................................................................        1,095,000        1,111,688
     4.80%, 9/01/17 ..............................................................................        1,400,000        1,424,262
     4.875%, 9/01/18 .............................................................................        1,570,000        1,600,222
     5.00%, 9/01/20 ..............................................................................        1,150,000        1,179,785
  Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E,
    5.125%, 1/01/18 ..............................................................................        1,735,000        1,808,182
  Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 .................          645,000          649,496
     Series A, 5.00%, 9/01/09 ....................................................................          945,000          958,740
  Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ....................        1,000,000        1,031,450
  Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ................        2,000,000        2,087,500
  Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 ...................................        1,415,000        1,394,313
  Lemon Grove CDA Tax Allocation, 1998, Refunding,
     5.10%, 8/01/07 ..............................................................................          205,000          206,337
     5.20%, 8/01/08 ..............................................................................          215,000          218,122
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
    5.00%, 12/01/19 ..............................................................................        5,000,000        5,189,450
  Long Beach Community College District GO, Election of 2002, Series B, FGIC Insured,
    5.00%, 5/01/17 ...............................................................................        1,000,000        1,090,150
  Los Altos School District GO, Refunding, AMBAC Insured, 5.00%, 8/01/22 .........................        5,000,000        5,398,450
  Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
    AMBAC Insured, 3.00%, 8/15/12 ................................................................        4,525,000        4,370,245
  Los Angeles County MTA, Sales Tax Revenue, Proposition A, first tier, Refunding, Series A,
    FSA Insured, 5.00%, 7/01/15 ..................................................................        5,345,000        5,616,954
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Refunding,
    Series A, FSA Insured, 5.00%, 10/01/17 .......................................................        1,000,000        1,075,610
  Los Angeles USD, GO,
     Election of 2004, Series C, FGIC Insured, 5.00%, 7/01/19 ....................................        2,035,000        2,186,038
     Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/21 ...................................        8,420,000        9,114,482
     Refunding, MBIA Insured, 5.25%, 7/01/13 .....................................................        3,500,000        3,855,985
     Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/21 .........................................       10,895,000       11,716,374
  Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 .................................          300,000          304,818


18 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
     4.25%, 7/01/11 ..........................................................................        $  5,055,000      $  5,232,532
     5.00%, 7/01/18 ..........................................................................           1,000,000         1,050,230
  Metropolitan Water District Southern California GO, Waterworks, Series B, Pre-Refunded,
     4.125%, 3/01/13 .........................................................................           1,000,000         1,026,950
     4.25%, 3/01/14 ..........................................................................           1,000,000         1,032,020
     4.30%, 3/01/15 ..........................................................................           1,000,000         1,034,040
  Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
     8/01/18 .................................................................................           1,455,000           886,939
     8/01/19 .................................................................................           1,480,000           858,696
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
     8/01/17 .................................................................................           2,000,000         2,166,660
     8/01/18 .................................................................................           2,300,000         2,480,343
  Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 4.25%, 8/01/14 ............................           1,585,000         1,653,567
  Moulton-Niguel Water District GO, Consolidated, Refunding, AMBAC Insured, 5.00%,
    9/01/16 ..................................................................................           3,520,000         3,812,723
  Murrieta COP, Road Improvement Project, 6.00%,
     4/01/07 .................................................................................             235,000           237,804
     4/01/08 .................................................................................             245,000           251,559
  Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ...............................           1,040,000         1,062,828
  Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
    5.375%, 8/15/12 ..........................................................................           1,500,000         1,557,210
  Orange County CFD Special Tax,
     No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 ........................................           1,000,000         1,024,730
     No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 ........................................           1,000,000         1,027,750
     No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 ........................................           1,285,000         1,322,509
     No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 ........................................           1,000,000         1,028,700
     No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 ........................................           1,000,000         1,033,850
     No. 04-1, Ladera Ranch, Series A, 4.70%, 8/15/18 ........................................           1,765,000         1,783,480
     No. 04-1, Ladera Ranch, Series A, 4.80%, 8/15/19 ........................................           1,945,000         1,966,434
     No. 04-1, Ladera Ranch, Series A, 4.85%, 8/15/20 ........................................           2,000,000         2,020,820
  Orange County Recovery COP, Series A, MBIA Insured, ETM, 6.00%, 7/01/08 ....................           1,500,000         1,565,580
  Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured,
    5.125%, 12/01/12 .........................................................................           1,435,000         1,452,450
  Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ...................................           1,000,000         1,032,490
  Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, Pre-Refunded,
    5.00%, 8/01/16 ...........................................................................           1,500,000         1,633,575
  Palm Desert Financing Authority Tax Allocation Revenue,
     Project Area No. 1, As Amended, Series A, MBIA Insured, 5.00%, 4/01/23 ..................           7,690,000         8,204,692
     Refunding, MBIA Insured, 4.75%, 8/01/18 .................................................           1,050,000         1,106,018
  Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
    5.35%, 12/01/16 ..........................................................................           1,000,000         1,088,200
  Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured,
    4.50%, 6/15/14 ...........................................................................           4,595,000         4,813,860
  Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ............................           1,000,000         1,065,820
  Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
    Series B, ETM, 5.35%, 5/15/13 ............................................................           2,000,000         2,102,100


                                        Quarterly Statements of Investments | 19

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
   5.00%,
     11/01/18 ....................................................................................    $  1,540,000      $  1,652,559
     11/01/19 ....................................................................................       1,615,000         1,726,693
  Riverside County Housing Authority MFHR, Brandon Place Apartments, Mandatory Put 7/01/09,
   Series B, FNMA Insured, 5.625%, 7/01/29 .......................................................         980,000         1,003,549
  Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13 ....................       1,000,000         1,022,980
  Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 ...............       1,465,000         1,561,426
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional County
   Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/18 ..........................................       9,155,000         9,899,027
  Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured,
   5.00%, 7/01/21 ................................................................................       3,305,000         3,563,748
  San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 .........       2,000,000         2,113,940
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%, 10/01/22 .......       3,215,000         3,461,173
  San Francisco BART District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
   5.00%, 7/01/20 ................................................................................       5,000,000         5,392,300
  San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ............       3,650,000         3,761,288
  San Francisco City and County Redevelopment Financing Authority Tax Allocation, Redevelopment
   Projects, Series A, Pre-Refunded, zero cpn., 8/01/17 ..........................................       3,825,000         2,225,002
  San Joaquin County COP,
     General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ...........................       1,000,000         1,045,620
     Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ........................       1,340,000         1,430,946
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
   Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter, 1/15/16 ..........................       3,000,000         3,005,670
  San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 .........       4,445,000         4,556,703
  San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
   MBIA Insured,
     ETM, 5.10%, 10/01/09 ........................................................................         515,000           539,406
     Pre-Refunded, 5.30%, 10/01/11 ...............................................................         350,000           380,195
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
     8/01/19 .....................................................................................       1,325,000         1,451,418
     8/01/20 .....................................................................................       1,510,000         1,646,625
  Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ..............................       1,405,000         1,463,659
  Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14 ................       3,125,000         2,308,125
  Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 ...........       1,720,000         1,777,448
  Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects, Refunding,
   Series A, AMBAC Insured, 4.50%, 5/15/12 .......................................................       2,900,000         2,966,004
  Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
     4.00%, 5/01/12 ..............................................................................         525,000           532,886
     4.25%, 5/01/14 ..............................................................................         840,000           861,395
     4.25%, 5/01/15 ..............................................................................         875,000           895,064
     4.25%, 11/01/15 .............................................................................         670,000           685,363
  South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
   Refunding, FSA Insured, 3.25%, 8/01/11 ........................................................       1,000,000           991,590
  South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1,
   XLCA Insured, 5.00%, 9/01/16 ..................................................................       2,000,000         2,152,380


20 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
     5.35%, 10/01/07 ..............................................................................     $    995,000    $  1,014,442
     5.45%, 10/01/08 ..............................................................................        1,040,000       1,081,538
  Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A,
    5.35%, 12/01/09 ...............................................................................          385,000         398,872
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA Insured,
    5.75%, 7/01/11 ................................................................................        1,295,000       1,342,578
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ......................        1,200,000       1,230,168
  Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ...............................................        1,000,000       1,026,870
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset-Backed
    Bonds, Series B,
     ETM, 4.25%, 6/01/09 ..........................................................................          880,000         897,257
     ETM, 4.375%, 6/01/10 .........................................................................        1,665,000       1,715,133
     ETM, 4.50%, 6/01/11 ..........................................................................        1,540,000       1,604,926
     Pre-Refunded, 4.60%, 6/01/12 .................................................................        1,760,000       1,841,699
     Pre-Refunded, 4.70%, 6/01/13 .................................................................        1,500,000       1,576,035
     Pre-Refunded, 4.80%, 6/01/14 .................................................................          725,000         764,839
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 ...........        1,000,000       1,058,530
  University of California Revenues,
     Limited Project, Series B, FSA Insured, 5.00%, 5/15/21 .......................................        5,000,000       5,335,350
     Multi Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 ...............................        1,380,000       1,408,331
     Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 .................................        3,645,000       3,828,817
  Victor Valley UHSD, COP, Refunding, AMBAC Insured, 5.00%, 11/15/21 ..............................        1,140,000       1,224,497
  West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ................................        1,875,000       1,919,962
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
     6/01/11 ......................................................................................        1,060,000       1,100,937
     6/01/12 ......................................................................................        2,225,000       2,328,529
     6/01/13 ......................................................................................        2,335,000       2,452,077
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
     5.00%, 9/01/15 ...............................................................................        1,080,000       1,180,116
     5.25%, 9/01/20 ...............................................................................        1,325,000       1,452,279
                                                                                                                        ------------
                                                                                                                         471,192,606
                                                                                                                        ------------
  U.S. TERRITORIES 2.1%
  PUERTO RICO 0.6%
  Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ....................        2,500,000       2,818,750
                                                                                                                        ------------
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ........................................        4,150,000       4,309,816
     Refunding, Series A, 5.30%, 10/01/11 .........................................................        1,000,000       1,032,920
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
    7/01/09 .......................................................................................        2,000,000       2,024,880
                                                                                                                        ------------
                                                                                                                           7,367,616
                                                                                                                        ------------
  TOTAL U.S. TERRITORIES ..........................................................................                       10,186,366
                                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $467,323,632) .................................................                      481,378,972
                                                                                                                        ------------


                                        Quarterly Statements of Investments | 21

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.3%
  MUNICIPAL BONDS 1.3%
  CALIFORNIA 1.3%
b California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp., Series B,
   AMBAC Insured, Daily VRDN and Put, 3.60%, 4/01/42 ...........................................     $  1,400,000     $   1,400,000
b California State Department of Water Resources Power Supply Revenue,
    Refunding, Sub Series F-5, Weekly VRDN and Put, 3.66%, 5/01/22 .............................        3,100,000         3,100,000
    Series B-3, Daily VRDN and Put, 3.65%, 5/01/22 .............................................          300,000           300,000
b California State GO, Kindergarten-University, Series B-3, Daily VRDN and Put,
   3.65%, 5/01/34 ..............................................................................        1,000,000         1,000,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
   Daily VRDN and Put, 3.65%, 7/01/35 ..........................................................          200,000           200,000
b Metropolitan Water District Southern California Waterworks Revenue, Series C-2,
   Daily VRDN and Put, 3.60%, 7/01/36 ..........................................................          200,000           200,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,200,000) ...............................................                          6,200,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $473,523,632) 100.2% .................................................                        487,578,972
  OTHER ASSETS, LESS LIABILITIES (0.2)% ........................................................                           (954,179)
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $ 486,624,793
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 29

a     Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 78.7%
  MUNICIPAL BONDS 78.7%
  CALIFORNIA 68.6%
  Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ..................    $   120,000   $    117,114
  California Educational Facilities Authority Revenue, Santa Clara University, Refunding, Series A,
    FSA Insured, 2.625%, 9/01/09 .....................................................................        100,000         97,226
  California Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series G,
    5.00%, 7/01/09 ...................................................................................        750,000        773,572
  California State Economic Recovery GO, Series A, 5.00%, 1/01/09 ....................................        415,000        429,193
  California State GO, Refunding, FSA Insured, 5.25%, 2/01/10 ........................................        445,000        469,938
  California State Public Works Board Lease Revenue, Department of Corrections, Series C,
    5.00%, 6/01/07 ...................................................................................        500,000        505,010
  California State University at Channel Islands Financing Authority Revenue, Rental Housing and
    Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 .....................................        320,000        316,925
  California Statewide CDA Revenue,
      Kaiser Permanente, Mandatory Put 5/01/07, Series G, 2.30%, 4/01/34 .............................        400,000        396,996
      Viewpoint School, Refunding, ACA Insured, 3.50%, 10/01/08 ......................................        320,000        314,106
  Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 .........        100,000         97,906
  Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
      2.00%, 9/01/07 .................................................................................        100,000         98,213
      2.125%, 9/01/08 ................................................................................        105,000        101,628
  Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ............................        110,000        109,252
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Refunding,
    Series A, FSA Insured, 4.00%, 10/01/08 ...........................................................        500,000        506,115
  Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ...........................        100,000        102,167
  Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ...............................        250,000        244,132
  North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
    2.125%, 8/01/08 ..................................................................................        500,000        483,910
  Placer County Water Agency Water Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 .............        105,000        103,901
  Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured,
    3.00%, 6/15/09 ...................................................................................        100,000         98,455
  Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured,
    4.00%, 8/01/10 ...................................................................................        100,000        102,167
  Sacramento Power Authority Cogeneration Project Revenue, Refunding, AMBAC Insured,
    4.00%, 7/01/08 ...................................................................................      1,000,000      1,009,850
  San Ramon Valley USD, GO, TRAN, 4.25%, 10/25/06 ....................................................        500,000        500,225
                                                                                                                        ------------
                                                                                                                           6,978,001
                                                                                                                        ------------
  U.S. TERRITORIES 10.1%
  GUAM 2.4%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .............        250,000        240,977
                                                                                                                        ------------
  PUERTO RICO 7.7%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 ...........................................................        370,000        379,217
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
    5.00%, 12/01/08 ..................................................................................        400,000        409,336
                                                                                                                        ------------
                                                                                                                             788,553
                                                                                                                        ------------
  TOTAL U.S. TERRITORIES .............................................................................                     1,029,530
                                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $8,082,542) ......................................................                     8,007,531
                                                                                                                        ------------


                                        Quarterly Statements of Investments | 23

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 19.8%
  MUNICIPAL BONDS 19.8%
  CALIFORNIA 15.8%
a California State Department of Water Resources Power Supply Revenue, Series C-7, FSA Insured,
    Weekly VRDN and Put, 3.59%, 5/01/22 ............................................................    $    400,000    $    400,000
  California Statewide CDA Revenue, TRAN, Series A-1, 4.50%, 6/29/07 ...............................         500,000         504,105
  Los Angeles County Schools Pooled Financing Program COP, GO, TRAN, Series A,
    4.50%, 6/29/07 .................................................................................         500,000         504,065
a Metropolitan Water District Southern California Waterworks Revenue, Series C-2, Daily VRDN and
    Put, 3.60%, 7/01/36 ............................................................................         100,000         100,000
a Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series A, Weekly VRDN and Put,
    3.67%, 10/01/26 ................................................................................         100,000         100,000
                                                                                                                        ------------
                                                                                                                           1,608,170
                                                                                                                        ------------
  U.S. TERRITORIES 4.0%
  PUERTO RICO 4.0%
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
    Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/07 .....................         405,000         406,827
                                                                                                                        ------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,013,596) ...................................................                       2,014,997
                                                                                                                        ------------
  TOTAL INVESTMENTS (COST $10,096,138) 98.5% .......................................................                      10,022,528
  OTHER ASSETS, LESS LIABILITIES 1.5% ..............................................................                         153,443
                                                                                                                        ------------
  NET ASSETS 100.0% ................................................................................                    $ 10,175,971
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 29.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.6%
  MUNICIPAL BONDS 99.6%
  CALIFORNIA 99.6%
a Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put,
   3.75%, 6/01/30 ................................................................................     $  1,000,000     $  1,000,000
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.58%, 4/01/36 ................................       12,500,000       12,500,000
     Series B, AMBAC Insured, Weekly VRDN and Put, 3.55%, 4/01/39 ................................       15,800,000       15,800,000
a Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
   3.63%, 12/01/10 ...............................................................................        1,237,000        1,237,000
a California Health Facilities Financing Authority Revenue
     Catholic Healthcare West, Refunding, MBIA Insured, Weekly VRDN and Put,
      3.63%, 7/01/16 .............................................................................        3,955,000        3,955,000
     Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 3.60%, 10/01/10 ...........        1,900,000        1,900,000
     Scripps Health, Refunding, Series A, MBIA Insured, Weekly VRDN and Put,
      3.47%, 10/01/22 ............................................................................        3,200,000        3,200,000
a California Infrastructure and Economic Development Bank Revenue,
     Goodwill Industries Orange County, Weekly VRDN and Put, 3.53%, 3/01/31 ......................        2,000,000        2,000,000
     Independent System Operating Corp. Project, Refunding, Series B, MBIA Insured,
      Weekly VRDN and Put, 3.50%, 4/01/08 ........................................................        3,300,000        3,300,000
     Independent System Operating Corp. Project, Refunding, Series C, MBIA Insured,
      Weekly VRDN and Put, 3.63%, 4/01/09 ........................................................        8,000,000        8,000,000
     J. Paul Getty Trust, Mandatory Put 2/02/07, Refunding, Series B, Annual VRDN and Put,
      3.25%, 4/01/33 .............................................................................        9,000,000        9,000,000
  California School Cash Reserve Program Authority COP, 2006-2007 TRAN, Series A,
   4.50%, 7/06/07 ................................................................................       20,000,000       20,147,679
a California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-1, Daily VRDN and Put, 3.65%, 5/01/19 ...............................        1,400,000        1,400,000
     Series B-4, Daily VRDN and Put, 3.60%, 5/01/22 ..............................................        3,235,000        3,235,000
     Series C-5, Weekly VRDN and Put, 3.60%, 5/01/22 .............................................        5,000,000        5,000,000
     Series C-8, Weekly VRDN and Put, 3.50%, 5/01/22 .............................................        7,600,000        7,600,000
     Series C-12, Weekly VRDN and Put, 3.60%, 5/01/22 ............................................        6,700,000        6,700,000
a California State Economic Development Financing Authority Revenue,
     Calco Project, Weekly VRDN and Put, 3.74%, 4/01/27 ..........................................        1,360,000        1,360,000
     KQED Inc. Project, Refunding, Weekly VRDN and Put, 3.57%, 4/01/20 ...........................          900,000          900,000
a California State Economic Recovery Revenue,
     Series C-3, Daily VRDN and Put, 3.65%, 7/01/23 ..............................................        2,675,000        2,675,000
     Series C-7, Daily VRDN and Put, 3.60%, 7/01/23 ..............................................        1,900,000        1,900,000
     Series C-9, Daily VRDN and Put, 3.65%, 7/01/23 ..............................................        1,500,000        1,500,000
     Series C-14, XLCA Insured, Weekly VRDN and Put, 3.60%, 7/01/23 ..............................       30,300,000       30,300,000
a California State GO,
     Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 3.65%, 5/01/34 ..........        1,150,000        1,150,000
     Kindergarten-University, Series A-5, Daily VRDN and Put, 3.60%, 5/01/34 .....................          800,000          800,000
     Kindergarten-University, Series B-3, Daily VRDN and Put, 3.65%, 5/01/34 .....................          300,000          300,000
     Refunding, Series B, Sub Series B-7, Daily VRDN and Put, 3.65%, 5/01/40 .....................        2,700,000        2,700,000
     Series A-3, Daily VRDN and Put, 3.65%, 5/01/33 ..............................................        1,900,000        1,900,000
     Series B-1, Weekly VRDN and Put, 3.58%, 5/01/33 .............................................        5,000,000        5,000,000
     Series C-2, Weekly VRDN and Put, 3.60%, 5/01/33 .............................................        6,700,000        6,700,000
  California State University Revenue, TECP, 3.62%, 10/05/06 .....................................       29,590,000       29,590,000


                                        Quarterly Statements of Investments | 25

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue,
    a Museum of Art Project, Series C, FGIC Insured, Weekly VRDN and Put, 3.57%, 12/01/34 ........     $  5,075,000     $  5,075,000
    a North Peninsula Jewish, Daily VRDN and Put, 3.79%, 7/01/34 .................................        3,000,000        3,000,000
      TRAN, Series A-1, 4.50%, 6/29/07 ...........................................................       15,000,000       15,101,489
a Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
    3.60%, 9/01/14 ...............................................................................          400,000          400,000
a Chico MFMR, Webb Homes Project, Monthly VRDN and Put, 3.55%, 1/01/10 ...........................        1,020,000        1,020,000
a Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
    AMBAC Insured, Weekly VRDN and Put, 3.57%, 6/01/32 ...........................................        5,285,000        5,285,000
a Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 3.75%, 11/01/14 ............        1,490,000        1,490,000
a Eastern Municipal Water District Water and Sewer Revenue COP, Refunding, Series B,
    MBIA Insured, Weekly VRDN and Put, 3.60%, 7/01/33 ............................................        2,360,000        2,360,000
a Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
    3.60%, 7/01/29 ...............................................................................       15,000,000       15,000,000
a Fremont PFA, COP, Weekly VRDN and Put, 3.60%, 8/01/30 ..........................................        5,400,000        5,400,000
a Grant Joint UHSD, COP,
      School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
       3.60%, 9/01/34 ............................................................................        4,900,000        4,900,000
      Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.60%, 7/01/37 ...........       10,000,000       10,000,000
a Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN and Put,
    3.73%, 6/01/30 ...............................................................................        4,100,000        4,100,000
  Inland Empire Utilities Agency, TECP, 3.52%, 10/05/06 ..........................................        8,000,000        8,000,000
a Irvine 1915 Act Special Assessment,
      AD No. 00-18, Series A, Daily VRDN and Put, 3.65%, 9/02/26 .................................        1,727,000        1,727,000
      AD No. 03-19, Series A, Daily VRDN and Put, 3.65%, 9/02/29 .................................          484,000          484,000
      AD No. 93-14, Daily VRDN and Put, 3.65%, 9/02/25 ...........................................        2,856,000        2,856,000
      AD No. 94-13, Daily VRDN and Put, 3.65%, 9/02/22 ...........................................        1,600,000        1,600,000
a Irvine Ranch Water District GO,
      Consolidated ID, Daily VRDN and Put, 3.56%, 6/01/15 ........................................        2,575,000        2,575,000
      Nos. 105 140 240 and 250, Daily VRDN and Put, 3.65%, 1/01/21 ...............................        4,700,000        4,700,000
a Los Angeles COP, Kadima Hebrew Academy, Series A, Weekly VRDN and Put, 3.57%, 8/01/35 ..........        1,300,000        1,300,000
  Los Angeles County GO, TRAN, Series A, 4.50%, 6/29/07 ..........................................       20,000,000       20,143,911
a Los Angeles County Pension Obligation Revenue, Refunding,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.57%, 6/30/07 ...............................          500,000          500,000
      Series B, AMBAC Insured, Weekly VRDN and Put, 3.57%, 6/30/07 ...............................        1,200,000        1,200,000
  Los Angeles County Schools Pooled Financing Program COP, GO, TRAN, Series A,
    4.50%, 6/29/07 ...............................................................................       10,000,000       10,071,956
a Los Angeles Department of Water and Power Waterworks Revenue,
      Sub Series B-2, Daily VRDN and Put, 3.65%, 7/01/35 .........................................          700,000          700,000
      Sub Series B-4, Weekly VRDN and Put, 3.55%, 7/01/35 ........................................        6,650,000        6,650,000
a Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 3.65%, 7/01/10 .................          145,507          145,507
a Los Angeles Wastewater System Revenue, Refunding, Sub Series A, FGIC Insured,
    Weekly VRDN and Put, 3.60%, 12/01/31 .........................................................        5,000,000        5,000,000
a Los Angeles Water and Power Revenue, Refunding, Sub Series B-5, Weekly VRDN and Put,
    3.68%, 7/01/34 ...............................................................................        3,700,000        3,700,000


26 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a M-S-R Public Power Agency San Juan Project Revenue, sub. lien, Refunding, Series F,
   MBIA Insured, Daily VRDN and Put, 3.79%, 7/01/22 ..............................................     $  7,135,000     $  7,135,000
a Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 3.57%, 6/01/23 ......................        6,270,000        6,270,000
    Refunding, Series B-4, Weekly VRDN and Put, 3.57%, 7/01/35 ...................................        7,000,000        7,000,000
    Refunding, Series C-1, Weekly VRDN and Put, 3.57%, 7/01/30 ...................................        3,000,000        3,000,000
    Series C, Weekly VRDN and Put, 3.58%, 7/01/28 ................................................       13,200,000       13,200,000
a Murrieta Valley USD, COP, School Facility Bridge Funding Program, FSA Insured,
   Weekly VRDN and Put, 3.60%, 6/01/23 ...........................................................        1,700,000        1,700,000
a Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
   Series A, MBIA Insured, Weekly VRDN and Put, 3.58%, 7/01/23 ...................................        8,700,000        8,700,000
a Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 3.68%, 12/01/15 ...................        5,700,000        5,700,000
a Orange County Apartment Development Revenue, Aliso Creek Project Refunding, Series B,
   Weekly VRDN and Put, 3.57%, 11/01/22 ..........................................................        7,000,000        7,000,000
a Orange County Sanitation District COP,
    Daily VRDN and Put, 3.65%, 2/01/36 ...........................................................       21,000,000       21,000,000
    Refunding, Series B, Daily VRDN and Put, 3.65%, 8/01/30 ......................................          400,000          400,000
a Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured,
   Weekly VRDN and Put, 3.60%, 9/01/31 ...........................................................          700,000          700,000
a Rancho Water District Financing Authority Revenue,
    Refunding, Series A, FGIC Insured, Weekly VRDN and Put, 3.57%, 8/01/29 .......................        5,200,000        5,200,000
    Series B, FGIC Insured, Weekly VRDN and Put, 3.57%, 8/01/31 ..................................        3,880,000        3,880,000
  Ravenswood City School District Revenue, TRAN, 4.50%, 7/05/07 ..................................        2,555,000        2,570,006
a Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
   MBIA Insured, Weekly VRDN and Put, 3.58%, 11/01/32 ............................................        5,000,000        5,000,000
a Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and Put,
   3.65%, 12/01/15 ...............................................................................        1,600,000        1,600,000
  Riverside County Teeter Obligation Revenue, TECP, 3.58%, 11/09/06 ..............................        2,000,000        2,000,000
a Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
   3.60%, 6/01/20 ................................................................................       15,065,000       15,065,000
  Sacramento County GO, TRAN, 4.50%, 7/17/07 .....................................................       15,000,000       15,103,081
a Sacramento County Sanitation District Financing Authority Revenue, Series C,
   Weekly VRDN and Put, 3.57%, 12/01/30 ..........................................................       28,600,000       28,600,000
a San Francisco City and County RDA, MFR, Fillmore Center, Refunding, Series B-2,
   Weekly VRDN and Put, 3.65%, 12/01/17 ..........................................................        1,000,000        1,000,000
a San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put,
   3.57%, 7/01/26 ................................................................................        5,000,000        5,000,000
a San Mateo UHSD, COP, School Facility Bridge Funding Program, FSA Insured,
   Daily VRDN and Put, 3.60%, 9/01/34 ............................................................        9,800,000        9,800,000
  San Ramon Valley USD, GO, TRAN, 4.25%, 10/25/06 ................................................        7,500,000        7,503,053
a Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
   Series A, FNMA Insured, Weekly VRDN and Put, 3.59%, 12/15/25 ..................................        5,000,000        5,000,000
a South Placer Wastewater Authority Wastewater Revenue, Series B, FGIC Insured,
   Weekly VRDN and Put, 3.70%, 11/01/35 ..........................................................       15,400,000       15,400,000
a Southern California Public Power Authority Power Project Revenue, Palo Verde Project,
   Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 3.58%, 7/01/17 .......................          700,000          700,000


                                        Quarterly Statements of Investments | 27

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a Southern California Public Power Authority Transmission Project Revenue,
   Southern Transmission, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.58%, 7/01/19 ............................................    $ 13,315,000     $ 13,315,000
    Series A, FSA Insured, Weekly VRDN and Put, 3.58%, 7/01/23 ....................................       1,000,000        1,000,000
    Series B, FSA Insured, Weekly VRDN and Put, 3.63%, 7/01/23 ....................................       6,600,000        6,600,000
a Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility,
   Ogden Martin Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put,
    3.60%, 1/01/10 ................................................................................       3,000,000        3,000,000
a Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily VRDN and Put,
   3.79%, 1/01/31 .................................................................................       1,900,000        1,900,000
a Tustin 1915 Act Special Assessment, Reassessment District No. 95-2, Series A,
   Daily VRDN and Put, 3.65%, 9/02/13 .............................................................      16,569,000       16,569,000
a Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured,
   Weekly VRDN and Put, 3.59%, 7/15/29 ............................................................       2,000,000        2,000,000
a Upland CRDA, MFHR, FNMA Insured, Weekly VRDN and Put, 3.59%, 2/15/30 ............................       1,000,000        1,000,000
a Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 3.60%, 5/15/22 ................       1,985,000        1,985,000
a Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.60%,
   5/01/28 ........................................................................................      17,775,000       17,775,000
a Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 3.60%,
   8/01/23 ........................................................................................       4,800,000        4,800,000
a Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater Treatment,
   Daily VRDN and Put, 3.65%, 4/01/28 .............................................................       1,350,000        1,350,000
                                                                                                                        ------------
  TOTAL SHORT TERM INVESTMENTS (COST $613,754,682) ................................................                      613,754,682
  OTHER ASSETS, LESS LIABILITIES 0.4% .............................................................                        2,395,758
                                                                                                                        ------------
  NET ASSETS 100.0% ...............................................................................                     $616,150,440
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 29.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Security
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
ID       - Improvement District
IDAR     - Industrial Development Authority Revenue
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
TECP     - Tax-Exempt Commercial Paper
TRAN     - Tax and Revenue Anticipation Note
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four funds (the Funds). All Funds are diversified, except the Franklin California
Intermediate-Term Tax-Free Income Fund.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                       ---------------------------------------------------------------------
                                                        FRANKLIN CALIFORNIA      FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA
                                                              INSURED             INTERMEDIATE-TERM         LIMITED-TERM
                                                       TAX-FREE INCOME FUND     TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                                                       ---------------------------------------------------------------------
Cost of investments ..............................         $1,852,623,111            $473,486,258           $10,096,138
                                                           ============================================================

Unrealized appreciation ..........................         $  138,238,339            $ 14,546,234           $     4,372
Unrealized depreciation ..........................                (32,281)               (453,520)              (77,982)
                                                           ------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ..................................         $  138,206,058            $ 14,092,714           $   (73,610)
                                                           ============================================================

At September 30, 2006, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


30 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   ------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTE
   -----------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006











                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer